UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7. North Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7. North Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 — June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Adesto Technologies Corporation

Exchange and Symbol:	NASDAQ:IOTS
CUSIP:	00687D101
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 6, 2017

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Class II Directors
Francis Lee	Management	For	For
Kevin Palatnik	Management	For	For

2. Ratification of BPM LLP as Adesto's Independent Registered Public Accounting Firm for 2017	Management	For	For

Champions Oncology, Inc.

Exchange and Symbol:	NASDAQ:CSBR
CUSIP:	15870P307
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	October 13, 2016

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors
Joel Ackerman	Management	For	For
Daniel Mendelson	Management	For	For
Ronnie Morris, M.D.	Management	For	For
Abba David Poliakoff	Management	For	For
David Sidransky	Management	For	For
Philip Breitfeld	Management	For	For
Scott R. Tobin	Management	For	For

2. Ratification of EisnerAmper LLP as Champion Oncology's Independent Registered Public Accounting Firm for its 2017 Fiscal Year	Management	For	For

3. Say on Pay - Approval of compensation of Champion Oncology's named executive officers on an advisory basis	Management	For	For

D-Wave Systems, Inc.

Exchange and Symbol:	N/A
CUSIP:	N/A
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	July 29, 2016

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors
Alexei A. Andreev	Management	For	For
Vern J. Brownell	Management	For	For
Geoff J. Catherwood	Management	For	For
J. Haig Deb. Farris	Management	For	For
Steven T. Jurvetson	Management	For	For
V. Paul Lee	Management	For	For
Donald Listwin	Management	For	For
Steven M. West	Management	For	For

2. Ratification of PricewaterhouseCoopers LLP as D-Wave's Independent Registered Public Accounting Firm for Fiscal Year 2017	Management	For	For

HZO, Inc.

Exchange and Symbol:	N/A
CUSIP:	N/A
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	February 2, 2017

Proposal:	Proposed by:	Vote:	For/Against Management:

1. Election of Directors
Donald Blohm	Management	For	For
Gavin Myers	Management	For	For
Douglas Jamison	Management	For	For
Patrick Poon	Management	For	For
Ryan Pollock	Management	For	For
Kamal Bherwani	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 30, 2017